Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 111,845	$ 43,819	$ 22,062
Restricted cash - current	2,000	2,000	2,500
Accounts receivable, net of allowances of $1,621, $2,184 and $1,490 (unaudited) at December 31, 2012 and 2013 and June 30, 2014, respectively (includes related party receivables of $619, $431, and $812 (unaudited) at December 31, 2012 and 2013 and June 30, 2014, respectively)	24,829	18,803	10,760
Notes receivable from related parties - current	296	178	469
Prepaid expenses	6,866	3,550	1,602
Other current assets (includes related party receivables of $253, $363, and $0 (unaudited) at December 31, 2012 and 2013, and June 30, 2014 respectively)	860	1,226	662
Total current assets	146,696	69,576	38,055
Restricted cash			2,000
Property and equipment, net	17,104	15,238	12,842
Goodwill	53,270	53,270	53,270
Intangible assets, net	30,005	31,834	36,227
Notes receivable from related parties		2,682	2,632
Other assets	518	2,150	218
Total assets	247,593	174,750	145,244
Current liabilities
Accounts payable (includes related party payables of $622, $1,161 and $1,307 (unaudited) at December 31, 2012 and 2013, and June 30, 2014, respectively)	9,229	9,804	7,277
Accrued employee expenses	10,028	10,129	6,156
Convertible notes payable			23,696
Revolving line of credit		4,764
Other accrued expenses	10,989	6,242	7,716
Total current liabilities	30,246	30,939	44,845
Deferred tax liabilities	2,104	1,791	684
Other liabilities	521	616	519
Total liabilities	32,871	33,346	46,048
Commitments and contingencies (Note 8)
Stockholders' Equity
Preferred stock - $0.0001 par value; 20,000,000 shares authorized at June 30, 2014; no shares issued and outstanding
Common stock - $0.0001 par value; 147,000,000 authorized at December 31, 2012, 150,000,000 shares authorized at December 31, 2013 and 1,000,000,000 shares authorized at June 30, 2014 (unaudited), respectively; 56,207,579, 59,955,343 and 76,814,334 (unaudited) shares issued and outstanding at December 31, 2012 and 2013 and June 30, 2014, respectively	8	6	6
Additional paid-in capital	402,229	275,803	237,021
Notes receivable from related parties		(1,069)	(1,327)
Accumulated deficit	(187,515)	(162,560)	(137,504)
Total stockholders' equity	214,722	112,180	98,196
Total liabilities, convertible preferred stock, contingently redeemable common stock, and stockholders' equity	247,593	174,750	145,244
Series A convertible preferred stock
Current liabilities
Series A convertible preferred stock - $0.0001 par value; 4,500,000 shares authorized at December 31, 2013: 2,857,143 and 0 shares issued and outstanding at December 31, 2013 and June 30, 2014 (unaudited); respectively		29,224
Contingently redeemable common stock
Current liabilities
Series A convertible preferred stock - $0.0001 par value; 4,500,000 shares authorized at December 31, 2013: 2,857,143 and 0 shares issued and outstanding at December 31, 2013 and June 30, 2014 (unaudited); respectively			$ 1,000